Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1		Level 2		Level 3		Total
June 30, 2013
Financial Assets:
Cash and cash equivalents		$3,035,998		$—		$—		$3,035,998

Total assets		$3,035,998		$—		$—		$3,035,998

Financial Liabilities:
Warrant derivative liabilities		$—		$—		$701,857		$701,857

Conversion element of promissory notes		—		—		439		439

Conversion element of Series B CPS		—		—		1,213,727		1,213,727

Series A CPS derivative liabilities		—		—		770,641		770,641

Total liabilities		$—		$—		$2,686,664		$2,686,664
	Level 1		Level 2		Level 3		Total
December 31, 2012
Financial Assets:
Cash and cash equivalents		$6,328,753		$—		$—		$6,328,753

Total assets		$6,328,753		$—		$—		$6,328,753

Financial Liabilities:
Warrant derivative liabilities		$—		$—		$102,695		$102,695

Conversion element of promissory notes		—		—		274,928		274,928

Conversion element of Series B CPS		—		—		1,210,909		1,210,909

Series A CPS derivative liabilities		—		—		619,652		619,652

Total liabilities		$—		$—		$2,208,184		$2,208,184

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184
	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial Assets:
Cash and cash equivalents	$15,117,172	$—	$—	$15,117,172

Total assets	$15,117,172	$—	$—	$15,117,172

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$655,219	$655,219

Conversion element of promissory notes	—	—	1,931,295	1,931,295

Conversion element of Series B CPS	—	—	1,245,101	1,245,101

Series A CPS derivative liabilities	—	—	2,135,715	2,135,715

Total liabilities	$—	$—	$5,967,330	$5,967,330

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and (expenses)	599,162	(274,489)	2,818	150,989	478,480
Settlements	—	—	—	—	—
Balance at June 30, 2013	$701,857	$439	$1,213,727	$770,641	$2,686,664

Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30, 2013	$(599,163)	$274,489	$(2,818)	$(150,989)	$(478,481)
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and (expenses)	(325,805)	(1,529,374)	82,668	(789,680)	(2,562,191)
Settlements	—	—	—	—	—
Balance at June 30, 2012	$329,414	$401,921	$1,327,769	$1,346,035	$3,405,139

Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30, 2012	$325,805	$1,529,374	$(82,668)	$789,680	$2,562,191

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$—	$2,435,050
Issuances	—	11,495,163	—	2,198,828	13,693,991
Revaluation (gains) losses included in other income and expenses	(1,269,940)	(8,989,945)	1,051,013	(63,113)	(9,271,985)
Settlements	(315,803)	(573,923)	—	—	(889,726)
Balance at December 31, 2011	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2011	$1,324,165	$8,989,945	$(1,051,013)	$63,113	$9,326,210